Employee Benefit Plans - Fair Value of Pension Assets (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Domestic plan [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		$ 274	$ 306	$ 267
Domestic plan [member] | Cash and cash equivalents [member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0	0
Domestic plan [member] | Equity funds [member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
Domestic plan [member] | Equity funds [member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0	0
Domestic plan [member] | Common collective trusts [member] | Fair value measured at net asset value per share [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	274	306
Domestic plan [member] | Bond funds [member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
Domestic plan [member] | Bond funds [member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0	0
Domestic plan [member] | Bond funds [member] | Fair value measured at net asset value per share [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	0
Domestic plan [member] | Other Investments [member] | Fair value measured at net asset value per share [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	0
Domestic plan [member] | Alternative investments [member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
U.K. plan [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		340	386	336
U.K. plan [member] | Cash and cash equivalents [member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		34	0
U.K. plan [member] | Equity funds [member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		33
U.K. plan [member] | Equity funds [member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0	0
U.K. plan [member] | Common collective trusts [member] | Fair value measured at net asset value per share [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	0	386
U.K. plan [member] | Bond funds [member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		39
U.K. plan [member] | Bond funds [member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0	0
U.K. plan [member] | Bond funds [member] | Fair value measured at net asset value per share [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	44
U.K. plan [member] | Other Investments [member] | Fair value measured at net asset value per share [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	50
U.K. plan [member] | Alternative investments [member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		140
International plans [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		63	65	$ 58
International plans [member] | Cash and cash equivalents [member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		11	11
International plans [member] | Equity funds [member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		2
International plans [member] | Equity funds [member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		4	6
International plans [member] | Common collective trusts [member] | Fair value measured at net asset value per share [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	40	43
International plans [member] | Bond funds [member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
International plans [member] | Bond funds [member] | Level 2 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		6	$ 5
International plans [member] | Bond funds [member] | Fair value measured at net asset value per share [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	0
International plans [member] | Other Investments [member] | Fair value measured at net asset value per share [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	0
International plans [member] | Alternative investments [member] | Level 1 [member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		$ 0

[1]	Certain investments are measured at net asset value per share as a practical expedient and, therefore, have not been classified in the fair value hierarchy